VOYA LETTERHEAD

LAW & COMPLIANCE/PRODUCT FILING UNIT
ONE ORANGE WAY
WINDSOR, CT 06094-4774

PETER M. SCAVONGELLI

VICE PRESIDENT, CHIEF COUNSEL

PHONE: (860) 580-1631 | EMAIL: PETER.SCAVONGELLI@VOYA.COM

May 1, 2024

BY EDGARLINK

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:

Voya Retirement Insurance and Annuity Company

Variable Annuity Account C

Prospectus Title: State University of New York Defined Contribution Retirement Plan

File Nos.: 033-81216 and 811-02513

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended that:

•	The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and

•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 15, 2024.

If you have any questions, please call the undersigned at 860-580-1631.

Sincerely,

/s/ Peter M. Scavongelli
Peter M. Scavongelli

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